Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023, 2024 and 2025 calendar years. Note that compensation for our NEOs other than our principal executive officer (“PEO”) is reported as an average. The 2025 non-PEO NEO compensation amounts are lower compared to the previous years as Mr. Mahoney’s and Mr. Perry’s partial year compensation is included in the average.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of initial fixed $100 Investment based on:		Net Income ($mm)	Comparable Hotel EBITDA ($mm)(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2025	$9,460,014	$4,314,746	$1,617,451	$456,741	$62.88	$109.44	$29	$364
2024	$9,358,847	$5,864,813	$2,655,673	$1,956,017	$63.80	$85.80	$68	$392
2023	$9,128,901	$9,360,617	$2,629,543	$2,712,581	$69.69	$89.79	$77	$395
2022	$8,354,370	$1,305,337	$2,711,175	$1,162,789	$60.86	$72.15	$42	$364
2021	$16,300,593	$12,578,908	$3,921,652	$2,958,736	$79.15	$85.25	$(311)	$197

(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:

	2021	2022	2023	2024	2025
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Bardenett
Other NEO	N/A	Mr. Bardenett	Mr. Bardenett	Mr. Bardenett	Mr. McKalip
Other NEO	N/A	N/A	Mr. Perry	Mr. Perry	Mr. Bhalla
Other NEO	N/A	N/A	N/A	N/A	Mr. Mahoney (1)
Other NEO	N/A	N/A	N/A	N/A	Mr. Perry(1)

(1)
Mr. Mahoney retired from his position as Executive Vice President and Chief Financial Officer effective May 15, 2025 and Mr. Perry resigned from his position as Executive Vice President, General Counsel and Corporate Secretary, effective May 9, 2025.

(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024		2025
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673	$9,460,014	$1,617,451
Deduct equity award value reported in the SCT	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)	$(6,900,250)	$(853,457)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989	$5,532,449	$548,122
Change in year-end FV of prior year awards remaining unvested at FY end	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)	$(3,759,018)	$(368,117)
Change in FV from prior FY end of prior-year awards that vested during FY	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)	$(445,718)	$(99,108)
Deduct year-end FV of prior year awards forfeited during FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(446,094)
Add dividends or other earnings paid during FY prior to vesting date	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690	$427,269	$57,944
Total adjustments	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)	$(5,145,268)	$(1,160,710)
Compensation Actually Paid Total	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017	$4,314,746	$456,741

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2025 and prior fiscal years.

(3)
For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).

(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of December 31, 2025. The Comparable Hotel EBITDA reported in the prior year for the years 2024, 2023, 2022, and 2021 was $398.0 million, 402.1 million, $370.7 million, and $202.8 million, respectively, and were recast as of December 31, 2025 to reflect the adjustments noted above. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 (in thousands):

	For the year ended December 31,
	2025	2024	2023	2022	2021
Net income (loss)	$28,554	$68,191	$76,617	$42,215	$(311,088)
Depreciation and amortization	186,356	179,431	179,103	184,875	187,778
Interest expense, net of interest income	98,718	94,044	79,064	88,596	105,370
Income tax expense	1,148	1,599	1,256	1,518	1,188
Adjustments related to unconsolidated joint ventures(a)	1,512	1,390	1,374	1,519	1,633
EBITDA	316,288	344,655	337,414	318,723	(15,119)
Loss (gain) on sale of hotel properties, net	1,526	(8,262)	34	(1,017)	2,378
Impairment losses	—	—	—	—	144,845
EBITDAre	317,814	336,393	337,448	317,706	132,104
Transaction costs	410	320	223	(345)	94
Pre-opening costs	874	1,335	1,351	2,258	144
Loss (gain) on extinguishment of indebtedness, net	47	129	169	39	(893)
Amortization of share-based compensation	15,340	20,804	24,285	21,664	17,054
Corporate and property-level severance(b)	—	—	—	—	904
Derivative (gains) losses in accumulated other comprehensive loss (income) reclassified to earnings(c)	—	—	—	(5,866)	10,658
Other expenses(d)	130	2,641	996	1,067	1,942
Adjusted EBITDA	334,615	361,622	364,472	336,523	162,007
General and administrative(e)	32,304	34,000	34,713	34,666	30,472
Other corporate adjustments(f)	2,159	3,133	3,031	(569)	(784)
Consolidated Hotel EBITDA	369,078	398,755	402,216	370,620	191,695
Comparable adjustments—(income) loss from sold hotels	(5,562)	(7,240)	(9,895)	(9,356)	495
Comparable adjustments-income from acquired hotels	—	525	2,551	3,181	5,272
Comparable Hotel EBITDA	$363,516	$392,040	$394,871	$364,445	$197,462
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements.

(c)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(d)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs.

(e)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(f)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Company Selected Measure Name	Comparable Hotel EBITDA
Named Executive Officers, Footnote
(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:
	2021	2022	2023	2024	2025
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Bardenett
Other NEO	N/A	Mr. Bardenett	Mr. Bardenett	Mr. Bardenett	Mr. McKalip
Other NEO	N/A	N/A	Mr. Perry	Mr. Perry	Mr. Bhalla
Other NEO	N/A	N/A	N/A	N/A	Mr. Mahoney (1)
Other NEO	N/A	N/A	N/A	N/A	Mr. Perry(1)
(1)
Mr. Mahoney retired from his position as Executive Vice President and Chief Financial Officer effective May 15, 2025 and Mr. Perry resigned from his position as Executive Vice President, General Counsel and Corporate Secretary, effective May 9, 2025.

Peer Group Issuers, Footnote	(3) For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 9,460,014	$ 9,358,847	$ 9,128,901	$ 8,354,370	$ 16,300,593
PEO Actually Paid Compensation Amount	$ 4,314,746	5,864,813	9,360,617	1,305,337	12,578,908
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:
	2021		2022		2023		2024		2025
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673	$9,460,014	$1,617,451
Deduct equity award value reported in the SCT	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)	$(6,900,250)	$(853,457)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989	$5,532,449	$548,122
Change in year-end FV of prior year awards remaining unvested at FY end	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)	$(3,759,018)	$(368,117)
Change in FV from prior FY end of prior-year awards that vested during FY	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)	$(445,718)	$(99,108)
Deduct year-end FV of prior year awards forfeited during FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(446,094)
Add dividends or other earnings paid during FY prior to vesting date	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690	$427,269	$57,944
Total adjustments	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)	$(5,145,268)	$(1,160,710)
Compensation Actually Paid Total	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017	$4,314,746	$456,741
(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2025 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 1,617,451	2,655,673	2,629,543	2,711,175	3,921,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 456,741	1,956,017	2,712,581	1,162,789	2,958,736
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:
	2021		2022		2023		2024		2025
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673	$9,460,014	$1,617,451
Deduct equity award value reported in the SCT	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)	$(6,900,250)	$(853,457)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989	$5,532,449	$548,122
Change in year-end FV of prior year awards remaining unvested at FY end	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)	$(3,759,018)	$(368,117)
Change in FV from prior FY end of prior-year awards that vested during FY	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)	$(445,718)	$(99,108)
Deduct year-end FV of prior year awards forfeited during FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(446,094)
Add dividends or other earnings paid during FY prior to vesting date	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690	$427,269	$57,944
Total adjustments	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)	$(5,145,268)	$(1,160,710)
Compensation Actually Paid Total	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017	$4,314,746	$456,741
(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2025 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial measures used by us to link compensation actually paid to our PEO and other NEOs for the fiscal year ended December 31, 2025:
•
Comparable Hotel EBITDA;

•
Revenue Per Available Room (“RevPAR”); and

•
Total Shareholder Return

Total Shareholder Return Amount	$ 62.88	63.8	69.69	60.86	79.15
Peer Group Total Shareholder Return Amount	109.44	85.8	89.79	72.15	85.25
Net Income (Loss)	$ 29,000,000	$ 68,000,000	$ 77,000,000	$ 42,000,000	$ (311,000,000)
Company Selected Measure Amount	364,000,000	392,000,000	395,000,000	364,000,000	197,000,000
PEO Name	Ms. Hale
Operating Income (Loss)		$ 398,000,000	$ 402,100,000	$ 370,700,000	$ 202,800,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 28,554	68,191	76,617	42,215	(311,088)
Depreciation, Depletion and Amortization	186,356	179,431	179,103	184,875	187,778
Interest Income (Expense), Operating	98,718	94,044	79,064	88,596	105,370
Income Tax Expense (Benefit)	1,148	1,599	1,256	1,518	1,188
Adjustments Related To Equity Method Investments	1,512	1,390	1,374	1,519	1,633
Earnings Before Interest, Taxes, Depreciation And Amortization	316,288	344,655	337,414	318,723	(15,119)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	1,526	(8,262)	34	(1,017)	2,378
Impairment of Real Estate					144,845
Earnings Before Interest, Taxes, Depreciation and Amortization for Real Estate	317,814	336,393	337,448	317,706	132,104
Business Combination, Acquisition-Related Cost, Expense	410	320	223	(345)	94
Pre-Opening Costs	874	1,335	1,351	2,258	144
Gain (Loss) on Extinguishment of Debt	47	129	169	39	(893)
Share-Based Payment Arrangement, Noncash Expense	15,340	20,804	24,285	21,664	17,054
Corporate and property-level severance					904
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax				(5,866)	10,658
Other Nonoperating Income (Expense)	130	2,641	996	1,067	1,942
Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization	334,615	361,622	364,472	336,523	162,007
General and Administrative Expense	32,304	34,000	34,713	34,666	30,472
Other Corporate Adjustments	2,159	3,133	3,031	(569)	(784)
Consolidated Earnings Before Interest, Taxes, Depreciation And Amortization	369,078	398,755	402,216	370,620	191,695
Comparable Adjustments-(Income) Loss from Sold Hotels	(5,562)	(7,240)	(9,895)	(9,356)	495
Comparable Adjustments-Income (Loss) from Acquired Hotels		525	2,551	3,181	5,272
Comparable Earnings Before Interest, Taxes, Depreciation And Amortization	$ 363,516	392,040	394,871	364,445	197,462
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Hotel EBITDA
Non-GAAP Measure Description
(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of December 31, 2025. The Comparable Hotel EBITDA reported in the prior year for the years 2024, 2023, 2022, and 2021 was $398.0 million, 402.1 million, $370.7 million, and $202.8 million, respectively, and were recast as of December 31, 2025 to reflect the adjustments noted above. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 (in thousands):

	For the year ended December 31,
	2025	2024	2023	2022	2021
Net income (loss)	$28,554	$68,191	$76,617	$42,215	$(311,088)
Depreciation and amortization	186,356	179,431	179,103	184,875	187,778
Interest expense, net of interest income	98,718	94,044	79,064	88,596	105,370
Income tax expense	1,148	1,599	1,256	1,518	1,188
Adjustments related to unconsolidated joint ventures(a)	1,512	1,390	1,374	1,519	1,633
EBITDA	316,288	344,655	337,414	318,723	(15,119)
Loss (gain) on sale of hotel properties, net	1,526	(8,262)	34	(1,017)	2,378
Impairment losses	—	—	—	—	144,845
EBITDAre	317,814	336,393	337,448	317,706	132,104
Transaction costs	410	320	223	(345)	94
Pre-opening costs	874	1,335	1,351	2,258	144
Loss (gain) on extinguishment of indebtedness, net	47	129	169	39	(893)
Amortization of share-based compensation	15,340	20,804	24,285	21,664	17,054
Corporate and property-level severance(b)	—	—	—	—	904
Derivative (gains) losses in accumulated other comprehensive loss (income) reclassified to earnings(c)	—	—	—	(5,866)	10,658
Other expenses(d)	130	2,641	996	1,067	1,942
Adjusted EBITDA	334,615	361,622	364,472	336,523	162,007
General and administrative(e)	32,304	34,000	34,713	34,666	30,472
Other corporate adjustments(f)	2,159	3,133	3,031	(569)	(784)
Consolidated Hotel EBITDA	369,078	398,755	402,216	370,620	191,695
Comparable adjustments—(income) loss from sold hotels	(5,562)	(7,240)	(9,895)	(9,356)	495
Comparable adjustments-income from acquired hotels	—	525	2,551	3,181	5,272
Comparable Hotel EBITDA	$363,516	$392,040	$394,871	$364,445	$197,462
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements.
(c)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(d)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs.

(e)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(f)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Per Available Room (“RevPAR”)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,145,268)	(3,494,034)	231,716	(7,049,033)	(3,721,685)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,900,250)	(6,889,568)	(6,510,572)	(5,801,717)	(13,904,935)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,532,449	5,646,724	6,435,620	3,856,627	12,109,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,759,018)	(2,058,887)	(63,330)	(5,344,802)	(2,009,371)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,718)	(525,204)	111,356	98,371	39,270
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,269	332,901	258,642	142,488	43,391
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,160,710)	(699,656)	83,038	(1,548,386)	(962,916)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(853,457)	(1,550,734)	(1,517,090)	(1,499,005)	(2,782,664)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,122	1,270,989	1,563,706	997,491	2,418,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,117)	(407,286)	(34,939)	(1,110,460)	(625,069)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,108)	(82,315)	25,809	29,130	14,648
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,944	69,690	45,552	34,458	11,532
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (446,094)